PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets:
Allowance for Doubtful Accounts	$ 820	$ 893
Inventory Reserve	309	543
Accrued Expenses	759	1,168
Other	775	668
Operating Lease Liabilities	2,514	3,285
Stock-based Compensation	1,806	5,277
Loss on Disposal of Subsidiary	0	1,721
Operating Losses	36,985	39,874
Property and Equipment and Depreciation	5,108	3,999
Total Deferred Tax Assets	49,076	57,428
Valuation Allowance	(39,890)	(48,439)
Net Deferred Tax Assets	9,186	8,989
Deferred Tax Liabilities:
Property, Plant and Equipment	(4,238)	(6,330)
Right-of-Use Assets	(2,437)	(2,659)
State Taxes	(2,511)	0
Total Deferred Tax Liabilities	(9,186)	(8,989)
Net Deferred Tax Assets	$ 0	$ 0